Stock-Based Compensation Plan (Details) - Schedule of option activity with respect to employees and independent directors - Independent Directors Compensation Plan [Member] - $ / shares		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2020	Dec. 31, 2019
Stock-Based Compensation Plan (Details) - Schedule of option activity with respect to employees and independent directors [Line Items]
Number of Shares, Beginning balance	900		900
Average Exercise Price per Share (post-reverse stock split price), Beginning balance	$ 54.3		$ 54.3
Weighted Average Remaining Contractual Term in Years, Beginning balance	5 years 4 months 28 days		4 years 4 months 28 days
Number of Shares, Exercisable, Beginning balance	900		900
Average Exercise Price per Share (post-reverse stock split price), Exercisable, Beginning balance	$ 54.3		$ 54.3
Weighted Average Remaining Contractual Term in Years, Exercisable, Beginning balance			5 years 4 months 28 days
Number of Shares, Granted
Average Exercise Price per Share (post-reverse stock split price), Granted
Weighted Average Remaining Contractual Term in Years, Granted
Number of Shares, Exercised
Average Exercise Price per Share (post-reverse stock split price), Exercised
Weighted Average Remaining Contractual Term in Years, Exercised
Number of Shares, Forfeited / Expired		(400)
Average Exercise Price per Share (post-reverse stock split price), Forfeited / Expired		$ 102
Weighted Average Remaining Contractual Term in Years, Forfeited / Expired
Number of Shares, Ending balance		500
Average Exercise Price per Share (post-reverse stock split price), Ending balance		$ 16.1
Weighted Average Remaining Contractual Term in Years, Ending balance		6 years 3 months 25 days
Number of Shares, Exercisable, Ending balance		500
Average Exercise Price per Share (post-reverse stock split price), Exercisable, Ending balance		$ 54.3
Weighted Average Remaining Contractual Term in Years, Exercisable, Ending balance		6 years 3 months 25 days